Related Parties Balances and Transactions (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2020	Jul. 19, 2021	Mar. 31, 2021	Mar. 31, 2019
Mr He [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Equity interest	¥ 21,429,000
Amount received	15,000,000
Due to related party	6,429,000		¥ 6,429,000
Mr He [Member] | Subsequent Event [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Due to related party		¥ 6,429
Mr. Bao [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Equity interest	¥ 23,884,000
Due to Related Parties, Current				¥ 23,035,000
Aggregate amount			¥ 850,000